10. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
SEGMENT INFORMATION

Geographic information is as follows:

	December 31, 2013	December 31, 2012

Identifiable assets
USA	$49,405,542	$58,094,222
Canada	45,822,245	3,953,053
Australia	1,642,736	1,487,117
Mongolia	504,408	613,723
Other	20,174	25,415
	$97,395,105	$64,173,530